10-K Revenue - Narrative (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Gross accounts receivable from customers	$ 141,222	$ 347,852	$ 1,123,741
Contract liability, current	80,164	192,012	404,240
Contract liability, noncurrent	$ 436,860	$ 436,860	$ 42,120